Equity - Dividends (Details) - EUR (€) € / shares in Units, € in Millions									12 Months Ended
	Dec. 14, 2017	Jun. 16, 2017	Jun. 09, 2017	Nov. 11, 2016	May 12, 2016	Dec. 07, 2015	Nov. 13, 2015	Apr. 29, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 25, 2017	Sep. 20, 2017	Dec. 07, 2016
Disclosure of classes of share capital [line items]
Cash dividends impact on equity									€ 2,602	€ 2,930	€ 2,890
Percentage of free-of-charge allotment rights				70.01%			79.99%
Legal reserve									51
Profit for the year									€ 3,378	€ 2,399	751
Ordinary shares
Disclosure of classes of share capital [line items]
Dividends paid (in eur per share)	€ 0.20	€ 0.20	€ 0.40		€ 0.40			€ 0.40
Dividends paid, total amount	€ 1,025	€ 994			€ 1,906			€ 1,912
Assignment dividends paid (in eur per share)				€ 0.35
Par value per share (EUR per share)				€ 1			€ 1		€ 1	€ 1				€ 1
Number of shares issued				137,233,781			110,857,946					154,341,669	154,326,696	137,233,781
Irrevocable purchase commitment
Disclosure of classes of share capital [line items]
Percentage of free-of-charge allotment rights							20.01%
Non-controlling interests
Disclosure of classes of share capital [line items]
Cash dividends impact on equity									€ 583	€ 524	641
Profit for the year									246	€ 30	€ 135
Non-controlling interests | Ordinary shares
Disclosure of classes of share capital [line items]
Cash dividends impact on equity				€ 500		€ 337
Telefonica, S.A.
Disclosure of classes of share capital [line items]
Legal reserve									51
Other reserves									503
Profit for the year									€ 554